PROVISIONS (Details 5) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Present value of obligations as of January 1, 2017 / April 1, 2016	$ 34,768	$ 31,149
Total	31,761	34,768
Long-term Employee Benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations as of January 1, 2017 / April 1, 2016	7,950	6,886
Cost of net profit	1,487	970
Payments	(856)	(439)
Increase in provision	(51)	504
Others	(616)	29
Total	$ 7,914	$ 7,950